SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 223,984	$ 110,073
Compliance fees	35,783	64,031
Other	277,922	172,166
Office and Miscellaneous Expenses	$ 537,689	$ 346,270